Other Expense, Net - Summary Of Net Losses Or Gains On Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) on Securities [Line Items]
Unrealized gain on investment revaluation	$ 110	$ (63)
Other expense, net	221	2
Tax effect	(53)	7
Net loss attributable to Magna	168	9
Public Company Warrants [Member]
Gain (Loss) on Securities [Line Items]
Unrealized gain on investment revaluation	173	(4)
Public and Private Equity Investments [Member]
Gain (Loss) on Securities [Line Items]
Unrealized gain on investment revaluation	49	$ 6
Public Equity Investments [Member]
Gain (Loss) on Securities [Line Items]
Unrealized gain on investment revaluation	$ (1)